Ameristock Mutual Fund, Inc.

Ameristock Large Company Growth Fund

Ameristock Focused Value Fund

P.O. Box 6919

Moraga, CA 94570

(800) 394-5064

Supplement dated July 8, 2002

To Prospectus dated October 15, 2001

Ameristock Large Company Growth Fund has been liquidated and is no longer available for investment.